Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to March 31, 2022 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose or recognize in the accompanying financial statements.

16.Subsequent Events

The Company has performed an evaluation of the impact of subsequent events through March 21, 2022, the date the consolidated financial statements were available to be issued and identified the following subsequent events.

Merger Agreement

On September 13, 2021, the Company entered into the Agreement and Plan of Merger (the “Merger Agreement”) among Motive Capital Corp., a blank check company incorporated as a Cayman Islands exempted company in 2020 (“MOTV”), and FGI Merger Sub Inc. (the “Merger Sub”) (the “Merger”). In connection with the Merger, MOTV changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware (the Domestication) and changed its name to Forge Global Holdings, Inc. (“New Forge”). On the Closing Date, Merger Sub merged with and into the Company, with the Company being the surviving corporation and a wholly owned subsidiary of MOTV (together with the Merger and the Domestication, the “Business Combination”). The closing of the Merger is referred to herein as the “Closing”.

The Closing occurred on March 21, 2022 (the “Closing Date”). The transaction is expected to be accounted for as a reverse recapitalization. Gross proceeds of $215.6 million were received at the Closing.

PIPE Investment and A&R FPA

Concurrently with the execution of the Merger Agreement, MOTV entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and MOTV has agreed to issue and sell to the PIPE Investors, an aggregate of 6,800,000 shares of Domestication Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $68,000,000 (the “PIPE Financing”).

Pursuant the A&R FPA, certain MOTV fund vehicles managed by an affiliate of MOTV purchased 14,000,000 units at $10.00 per unit, for an aggregate purchase price of $140.0 million in a private placement that closed substantially concurrently with the closing of the Business Combination (“the Closing”). Each unit consists of one share of Domestication Common Stock and one-third of one Domestication Public Warrant.

Transaction Bonus

On March 21, 2022, as defined in the amended employment agreements between certain executives and the Company, these executives received a bonus of $15.8 million upon the Closing of the Merger, subject to their continued employment through the date of payment (the “Transaction Bonus”).

In March, 2022, the Company entered into a loan offset agreement with certain executives (the “Loan Offset Agreement”) as a result of outstanding promissory notes that were due from these executives as of December 31, 2021, as disclosed in Note 12. As a result of the Loan Offset Agreement, the Company has agreed to offset the after-tax value of the Transaction Bonus that the executives are entitled to receive against the entire outstanding balance of the nonrecourse promissory notes, including any unpaid interest, as of one day immediately prior to the closing of the Merger. The total amount of outstanding promissory notes that are to be offset against the Transaction Bonus is $5.5 million.

Retention Equity Grant

On March 21, 2022, pursuant to agreements entered into with certain executives, and subject to the effectiveness of New Forge’s registration statement and executive’s continued employment through the applicable grant date, certain executives will be eligible to receive an equity bonus in the form of restricted stock units (each, a “Retention Equity Grant”) having the total value of at least 15.8 million. Such Retention Equity Grant will vest annually, subject to the executive’s employment through the applicable vesting dates. With respect to the grants made to certain executives, the Retention Equity Grant will become eligible to vest after the expiration of the six-month period following the closing of the Business Combination (the “Lock-Up Period”).

Purchase Commitments

In the first quarter of fiscal 2022, the Company entered into non-cancelable purchase commitments with various parties mainly for software products and services. The purchase commitments are anticipated to commence in the first quarter of 2022. The total purchase obligations over the terms of 12 months or longer are approximately $915 in 2022 and $54 thereafter.

2022 Equity Incentive Plan

In March, 2022, MOTV’s board of directors and stockholders approved the 2022 Equity Incentive Plan (the “2022 Plan”). No grants will be made under the 2022 Plan prior to its effectiveness. Once the 2022 Plan becomes effective, no further grants will be made under the 2018 Plan. 12,899,504 shares of common stock of New Forge will be reserved for the issuance of awards under the 2022 Plan. In addition, the number of shares of common stock reserved and available for issuance under the 2022 Plan will automatically increase on January 1 of each year for a period of ten years, beginning on January 1, 2022 and continuing through January 1, 2032, in an amount equal to (1) 3% of the outstanding number of shares of common stock of New Forge on the preceding December 31, or (2) a lesser number of shares as approved by the Board of Directors.

2022 Employee Stock Purchase Plan

In March, 2022, MOTV’s board of directors and stockholders approved the 2022 Employee Stock Purchase Plan (the “2022 ESPP”). The 2022 ESPP will authorize the issuance of 4,072,000 shares of common stock of New Forge under purchase rights granted to our employees or to employees of any of our designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each year, beginning on January 1, 2022, by the lesser of (i) 4,072,000 shares of common stock of New Forge, (ii) 1% of the outstanding number of shares of common stock of New Forge on the immediately preceding December 31, the New Forge board of directors may determine that such increase will be less than the amount set forth in clauses (i) and (ii).

D&O Insurance

Effective March 21, 2022, the Company entered into a D&O insurance policy with an annual premium totaling $5.6 million. The insurance may cover certain liabilities arising from its obligation to indemnify its directors and certain of its officers and employees, and former officers, directors, and employees of acquired companies, in certain circumstances.